SHARE-BASED PAYMENTS - Share option plan changes (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2020 Options USD ($) $ / shares	Dec. 31, 2020 Options USD ($) $ / shares $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2019 Options $ / shares $ / shares
Share-based payment transaction
Balance at January 1 | Options	10,170	10,170	12,344	12,344
Granted	0	0	2,042	2,042
Exercised | Options	(2,566)	(2,566)	(1,577)	(1,577)
Forfeited | Options	(808)	(808)	(741)	(741)
Expired | Options	(1,195)	(1,195)	(1,898)	(1,898)
Outstanding at end of period | Options	5,601	5,601	10,170	10,170
Exercisable at end of period | Options	3,813	3,813	6,459	6,459
Balance at January 1	$ 5.16		$ 5.77
Granted			4.59
Exercised	4.90		4.41
Forfeited	5.02		4.42
Expired	8.03		9.42
Outstanding at end of period	4.68		5.16
Weighted average exercise price exercisable at end of period	4.68	$ 4.68	5.38	$ 5.38
Weighted average share price at the date of exercise | (per share)	$ 8.63	$ 7.00	$ 6.20	$ 3.97